FAIR VALUE MEASUREMENT (Details) (Fair value measured on recurring basis, USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Level 1
Financial assets:
Available-for-sale securities	$ 55,309	$ 44,719
Total financial assets	55,309	44,719
Level 2
Financial assets:
Trade receivables	70,526	67,750
Fair value of derivative financial instruments	5,308	2,112
Total financial assets	75,834	69,862
Financial liabilities:
Fair value of derivative financial instruments	700	277
Total
Financial assets:
Trade receivables	70,526	67,750
Available-for-sale securities	55,309	44,719
Fair value of derivative financial instruments	5,308	2,112
Total financial assets	131,143	114,581
Financial liabilities:
Fair value of derivative financial instruments	$ 700	$ 277